INVESTMENTS IN ASSOCIATES, JOINT VENTURES AND OTHER INVESTMENTS (Details) shares in Millions, $ in Millions		6 Months Ended	12 Months Ended
	May 05, 2023 MW	Jun. 30, 2023 USD ($) investment shares	Dec. 31, 2022	Jan. 26, 2023 USD ($)
Disclosure of joint ventures [line items]
Number of investments completed | investment		2
Carrying value of the investment		$ 25		$ 36
Number of MW wind power project | MW	554
Number of years power purchasing agreement	20 years
Ventos de Santo Antonio Comercializadora de Energia S.A. ("VdSA")
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint operation	55.00%
Joint ventures		147
Deferred consideration		$ 49
Ventos de Santo Antonio Comercializadora de Energia S.A. ("VdSA") | Casa dos Ventos
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint operation	45.00%
Ereĝli Demir ve Çelik Fabrikalari T.A.S. (“Erdemir”)
Disclosure of joint ventures [line items]
Proportion of ownership interest in investment		4.00%	12.00%
Number of shares held in investment sold (in shares) | shares		265
Proceeds from sales of investments		$ 626
Revaluation surplus		$ 333